TRADE ACCOUNTS RECEIVABLE AND BILLS RECEIVABLE	12 Months Ended
Dec. 31, 2018
TRADE ACCOUNTS RECEIVABLE AND BILLS RECEIVABLE [abstract]
Disclosure of trade accounts receivable and bills receivable

15.   TRADE ACCOUNTS RECEIVABLE AND BILLS RECEIVABLE

	December 31,
	2017	2018
	RMB	RMB

Amounts due from third parties	56,203	50,108
Amounts due from Sinopec Group Company and fellow subsidiaries	7,941	3,170
Amounts due from associates and joint ventures	4,962	4,321
	69,106	57,599
Less: Impairment losses for bad and doubtful debts	(612)	(606)
Trade accounts receivable, net	68,494	56,993
Bills receivable	16,207	7,886
	84,701	64,879

The ageing analysis of trade accounts and bills receivables (net of impairment losses for bad and doubtful debts) is as follows:

	December 31,
	2017	2018
	RMB	RMB

Within one year	83,984	64,317
Between one and two years	573	353
Between two and three years	43	124
Over three years	101	85
	84,701	64,879

Impairment losses for bad and doubtful debts are analyzed as follows:

	2016	2017	2018
	RMB	RMB	RMB

Balance as of January 1	525	683	612
Provision for the year	238	49	83
Written back for the year	(8)	(100)	(77)
Written off for the year	(72)	(21)	(19)
Others	—	1	7
Balance as of December 31	683	612	606

Sales are generally on a cash term. Credit is generally only available for major customers with well-established trading records. Amounts due from Sinopec Group Company and fellow subsidiaries are repayable under the same terms.

Trade accounts receivable and bills receivables (net of impairment losses for bad and doubtful debts) primarily represent receivables that are neither past due nor impaired. These receivables relate to a wide range of customers for whom there is no recent history of default.

Information about the impairment of trade accounts receivable and the Group’s exposure to credit risk can be found in Note 38.